Pay vs Performance Disclosure - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Apr. 19, 2023	Mar. 09, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table above and the “compensation actually paid” to our principal executive officers (“PEOs”) and, on an average basis, our other NEOs, in each case, as determined under SEC rules, our total shareholder return (“TSR”) based on a fixed $100 initial investment, and our net income:

	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income
Year	Liddell	Reininga	Werdein	Liddell	Reininga	Werdein
	($)(1)	($)(1)	($)(1)	($)(1)(2)	($)(1)(2)	($)(1)(2)	($)(3)	($)(3)(4)	($)	($)
2024	1,068,866	—	—	1,084,614	—	—	443,963	457,253	101	4,931,000
2023	568,257	165,680	395,645	568,257	43,602	392,907	252,540	226,038	83	4,820,000
2022	—	579,943	—	—	539,517	—	420,773	401,931	85	5,708,000

(1)
For 2024, our PEO was Mr. Liddell. For 2023, our PEO was Mr. Liddell, and 2023 includes our two former PEOs: Mr. Werdein (March 10, 2023 through April 19, 2023) and Mr. Reininga (January 1, 2023 through March 10, 2023). Our PEO for 2022 was Mr. Reininga.
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable year’s service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Liddell's respective 2024 total compensation to determine the 2024 compensation actually paid:

2024
Liddell
Total Compensation as reported in Summary Compensation Table (SCT)	$1,068,866
Less: Fair value of equity awards reported in SCT	(55,192)
Fair value of equity awards (restricted stock and stock options) granted in current year—value at end of year-end	70,940
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	—
Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	—
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$1,084,614

(3)
In 2024, the non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Taylor Gilden, Chief Financial Officer and Treasurer. In 2023, the non-PEO NEOs included Taylor Gilden, Chief Financial Officer and Treasurer, and Rachel Foley, Chief Operating Officer. Mr. Gilden joined the Company on June 5, 2023 as the Chief Strategy Officer. On August 1, 2023, Mr. Gilden was appointed as the Chief Financial Officer and Treasurer of the Company. In 2022, non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Rachel Foley. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

2024
Average Non-PEO NEOs
Total Compensation as reported in SCT	$443,963
Less: Fair value of equity awards reported in SCT	(35,870)
Fair value of equity awards granted in current year—value at end of year-end	46,105
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	(92)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,147
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$457,253

Named Executive Officers, Footnote			For 2024, our PEO was Mr. Liddell. For 2023, our PEO was Mr. Liddell, and 2023 includes our two former PEOs: Mr. Werdein (March 10, 2023 through April 19, 2023) and Mr. Reininga (January 1, 2023 through March 10, 2023). Our PEO for 2022 was Mr. Reininga.
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable year’s service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Liddell's respective 2024 total compensation to determine the 2024 compensation actually paid:

2024
Liddell
Total Compensation as reported in Summary Compensation Table (SCT)	$1,068,866
Less: Fair value of equity awards reported in SCT	(55,192)
Fair value of equity awards (restricted stock and stock options) granted in current year—value at end of year-end	70,940
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	—
Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	—
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$1,084,614

Non-PEO NEO Average Total Compensation Amount			$ 443,963	$ 252,540	$ 420,773
Non-PEO NEO Average Compensation Actually Paid Amount			$ 457,253	226,038	401,931
Adjustment to Non-PEO NEO Compensation Footnote
(3)
In 2024, the non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Taylor Gilden, Chief Financial Officer and Treasurer. In 2023, the non-PEO NEOs included Taylor Gilden, Chief Financial Officer and Treasurer, and Rachel Foley, Chief Operating Officer. Mr. Gilden joined the Company on June 5, 2023 as the Chief Strategy Officer. On August 1, 2023, Mr. Gilden was appointed as the Chief Financial Officer and Treasurer of the Company. In 2022, non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Rachel Foley. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

2024
Average Non-PEO NEOs
Total Compensation as reported in SCT	$443,963
Less: Fair value of equity awards reported in SCT	(35,870)
Fair value of equity awards granted in current year—value at end of year-end	46,105
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	(92)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	3,147
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid	$457,253

Compensation Actually Paid vs. Total Shareholder Return

The charts below show, for the past three years, the relationship between the PEO and non-PEO “compensation actually paid” and (i) the Company’s net income and (ii) the Company’s TSR:

Compensation Actually Paid vs. Net Income

The charts below show, for the past three years, the relationship between the PEO and non-PEO “compensation actually paid” and (i) the Company’s net income and (ii) the Company’s TSR:

Total Shareholder Return Amount			$ 101	83	85
Net Income (Loss)			$ 4,931,000	$ 4,820,000	$ 5,708,000
PEO Name	Mr. Werdein	Mr. Reininga	Mr. Liddell	Mr. Liddell	Mr. Reininga
Liddell
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,068,866	$ 568,257
PEO Actually Paid Compensation Amount			1,084,614	568,257
Reininga
Pay vs Performance Disclosure
PEO Total Compensation Amount				165,680	$ 579,943
PEO Actually Paid Compensation Amount				43,602	$ 539,517
Werdein
Pay vs Performance Disclosure
PEO Total Compensation Amount				395,645
PEO Actually Paid Compensation Amount				$ 392,907
PEO | Liddell | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(55,192)
PEO | Liddell | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			70,940
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,870)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			46,105
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,147
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (92)